Fair Value Measurements (Details) (Predecessor) (USD $)	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Sep. 30, 2013 Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Recurring basis Significant Other Observable Inputs (Level 2) Interest rates swaps	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Medical office buildings	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Nonrecurring basis Medical office buildings	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Land	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Property under development	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Fair Value	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Fair Value Medical office buildings	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Nonrecurring basis Fair Value Medical office buildings	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Fair Value Land	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Fair Value Property under development	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Significant Unobservable Inputs (Level 3) Medical office buildings	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Nonrecurring basis Significant Unobservable Inputs (Level 3) Medical office buildings	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Significant Unobservable Inputs (Level 3) Land	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Nonrecurring basis Significant Unobservable Inputs (Level 3) Property under development
Fair Value Measurements
Fair value of derivative	$ (437,000)	$ (437,000)					$ (643,000)	$ (764,994)			$ (642,940)	$ (764,994)
Changes in fair value of the derivative	16,000	206,000	(200,000)	(200,000)	190,000	58,000	122,054	(324,824)	(200,000)	(100,000)	(122,054)	324,824
Assets fair value																		5,474,000	3,589,000	2,954,837	1,210,000	675,000	5,474,000	3,589,000	2,954,837	1,210,000	675,000
Total Gains (Losses)													$ (936,589)	$ (614,540)	$ (1,436,813)	$ (231,594)	$ (90,455)